Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.86%
Basic Industry — 8.33%
Ashland	112,200	$ 10,924,914
Avient	371,050	16,103,570
Berry Global Group	349,160	21,117,197
HB Fuller	252,000	20,094,480
Huntsman	498,271	12,969,994
Knife River †	152,100	12,332,268
Louisiana-Pacific	274,316	23,017,856
Ryerson Holding	274,442	9,193,807
Summit Materials Class A †	432,046	19,256,290
		145,010,376
Consumer Discretionary — 11.68%
Acushnet Holdings	253,200	16,698,540
Adient †	477,100	15,706,132
Choice Hotels International	77,800	9,830,030
Columbia Sportswear	152,100	12,347,478
Crocs †	89,900	12,927,620
Group 1 Automotive	61,850	18,074,425
KB Home	256,100	18,152,368
M/I Homes †	87,900	11,979,891
Meritage Homes	140,500	24,652,130
Oxford Industries	83,350	9,368,540
Patrick Industries	61,652	7,365,564
Steven Madden	328,550	13,891,094
Texas Roadhouse	102,350	15,810,005
UniFirst	95,460	16,555,628
		203,359,445
Consumer Staples — 2.53%
Flowers Foods	434,400	10,317,000
J & J Snack Foods	127,300	18,402,488
Performance Food Group †	205,753	15,357,404
		44,076,892
Energy — 9.34%
CNX Resources †	315,150	7,475,358
EnLink Midstream †	1,140,700	15,559,148
International Seaways	239,000	12,714,800
Liberty Energy	927,400	19,215,728
Magnolia Oil & Gas Class A	804,600	20,879,370
Matador Resources	336,320	22,456,086
Murphy Oil	389,250	17,788,725
Noble	286,600	13,897,234
Patterson-UTI Energy	1,316,850	15,723,189
PBF Energy Class A	293,400	16,891,038
		162,600,676
Financial Services — 24.61%
Assurant	112,300	21,139,352
Axis Capital Holdings	351,200	22,835,024
Bank of NT Butterfield & Son	355,800	11,382,042
Bread Financial Holdings	215,700	8,032,668
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
Cadence Bank	591,350	$ 17,149,150
Columbia Banking System	820,533	15,877,314
Comerica	197,000	10,833,030
East West Bancorp	383,086	30,305,933
Essent Group	334,900	19,929,899
First Financial Bancorp	642,350	14,401,487
FNB	1,909,100	26,918,310
Hancock Whitney	626,350	28,837,154
Hanover Insurance Group	142,100	19,349,757
Hope Bancorp	1,156,970	13,316,725
Old National Bancorp	754,600	13,137,586
Sandy Spring Bancorp	302,950	7,022,381
Selective Insurance Group	128,540	14,032,712
Stewart Information Services	202,100	13,148,626
Stifel Financial	418,950	32,749,321
Synovus Financial	596,050	23,877,763
Valley National Bancorp	2,654,700	21,131,412
WaFd	415,150	12,051,804
Webster Financial	610,583	30,999,299
		428,458,749
Healthcare — 3.70%
Globus Medical Class A †	179,300	9,617,652
Integer Holdings †	186,900	21,807,492
Integra LifeSciences Holdings †	171,900	6,093,855
Patterson Cos	397,300	10,985,345
Prestige Consumer Healthcare †	218,850	15,879,756
		64,384,100
Industrials — 16.98%
Atkore	200,800	38,224,288
Beacon Roofing Supply †	84,300	8,263,086
CACI International Class A †	58,000	21,972,140
Griffon	174,600	12,805,164
H&E Equipment Services	326,800	20,974,024
ITT	198,880	27,053,646
KBR	345,125	21,970,658
Leonardo DRS †	691,100	15,266,399
MasTec †	297,346	27,727,514
NEXTracker Class A †	183,282	10,313,278
Regal Rexnord	101,090	18,206,309
Terex	303,400	19,538,960
Timken	207,650	18,154,840
WESCO International	95,750	16,400,060
Zurn Elkay Water Solutions	559,500	18,726,465
		295,596,831
Real Estate Investment Trusts — 6.50%
Agree Realty	263,600	15,056,832
NQ-F2 [0324] 0524 (3563477)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Apple Hospitality REIT	990,500	$ 16,224,390
Community Healthcare Trust	224,900	5,971,095
Independence Realty Trust	879,570	14,187,464
Kite Realty Group Trust	659,273	14,293,039
LXP Industrial Trust	1,536,950	13,863,289
National Health Investors	263,500	16,555,705
Plymouth Industrial REIT	149,400	3,361,500
Tricon Residential	1,221,600	13,620,840
		113,134,154
Technology — 8.71%
Belden	203,900	18,883,179
Cirrus Logic †	199,800	18,493,488
Diodes †	207,600	14,635,800
Flex †	780,666	22,334,854
NetScout Systems †	480,563	10,495,496
Power Integrations	178,800	12,793,140
TD SYNNEX	119,600	13,526,760
TTM Technologies †	1,051,612	16,457,728
Viavi Solutions †	1,004,400	9,129,996
Vishay Intertechnology	656,000	14,878,080
		151,628,521
Transportation — 2.32%
Kirby †	170,100	16,213,932
Saia †	10,200	5,967,000
Werner Enterprises	463,700	18,139,944
		40,320,876
Utilities — 3.16%
ALLETE	143,700	8,570,268
Black Hills	228,760	12,490,296
OGE Energy	493,500	16,927,050
Southwest Gas Holdings	223,900	17,045,507
		55,033,121
Total Common Stocks (cost $1,128,317,344)		1,703,603,741

	Number of shares	Value (US $)

Short-Term Investments — 2.32%
Money Market Mutual Funds — 2.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	10,090,120	$ 10,090,120
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	10,090,120	10,090,120
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	10,090,120	10,090,120
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	10,090,120	10,090,120
Total Short-Term Investments (cost $40,360,480)		40,360,480

Total Value of Securities—100.18% (cost $1,168,677,824)		1,743,964,221
Liabilities Net of Receivables and Other Assets—(0.18%)		(3,086,504)
Net Assets Applicable to 42,893,649 Shares Outstanding—100.00%		$1,740,877,717
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-F2 [0324] 0524 (3563477)